Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,745,000
Previously Paid Amount	0.00
Total Fee Amount	3,555.38
Total Offset Amount	0.00
Net Fee	3,555.38
Narrative - Max Aggregate Offering Price	$ 25,745,000
Final Prospectus	true